SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Equity ETFTM

Supplement dated April 18, 2014 to the

Prospectus dated December 27, 2013, as supplemented March 5, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective April 18, 2014, the management fee of Schwab International Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Equity ETF	0.09%	0.08%

Accordingly, the following changes to the Prospectus are effective April 18, 2014:

1.	The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual fund operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

2.	The table following the second paragraph under the “Fund management” section on page 22 of the Prospectus is revised to reflect the reduction of the management fee applicable to the Schwab International Equity ETF from 0.09% to 0.08%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG80559-00 (04/14) © 2014 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab Equity ETFs

Schwab International Equity ETFTM

Supplement dated April 18, 2014 to the Statement of Additional Information dated December 27, 2013, as supplemented February 28, 2014 and March 5, 2014

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective April 18, 2014, the management fee of Schwab International Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Equity ETF	0.09%	0.08%

Accordingly, effective April 18, 2014, the table following the third paragraph under the “Advisory Agreement” section beginning on page 32 of the SAI is revised to reflect the reduction of the management fee applicable to Schwab International Equity ETF from 0.09% to 0.08%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG80560-00 (03/14) © 2014 All Rights Reserved